--------------------------------------------------------------------------------
COLONIAL HIGH YIELD SECURITIES FUND SEMIANNUAL REPORT
--------------------------------------------------------------------------------

JUNE 30, 1999


[Graphic Omitted]

--------------------------------------------------------------------------------
COLONIAL HIGH YIELD SECURITIES FUND
--------------------------------------------------------------------------------


TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGERS' REPORT

3   PERFORMANCE

4   PORTFOLIO OF INVESTMENTS

10  FINANCIAL STATEMENTS

12  NOTES TO FINANCIAL STATEMENTS

15  FINANCIAL HIGHLIGHTS

-------------------------------
  Not FDIC   May Lose Value
   Insured   No Bank Guarantee
-------------------------------


PRESIDENT'S MESSAGE

[Photo of Stephen E. Gibson]

Dear Shareholder:

During the six-month period ended June 30, 1999, stronger-than-expected economic growth fueled fears that inflation and interest rates were on the rise. In response, bond prices fell and yields -- which move in the opposite direction -- rose sharply. While the Federal Reserve Board sought to calm inflationary fears with a much anticipated rise in interest rates, uncertainty over the future prevailed.

While fears of higher interest rates weighed on all types of bonds, high-yield securities held up relatively well. High-coupon, high-yield bonds tend to respond more to the financial health of the company backing the security than to changes in interest rates. Furthermore, the strength of the economy helped sustain, and in many cases, accelerate the revenues of many companies that issue high-yield securities.

Colonial High Yield Securities Fund benefited from improvement in the high-yield market, but more importantly, was helped by its focus on many of the market's strongest performers during the past six months. For the six-month period, the Fund returned 4.23% for Class A shares, without a sales charge, outperforming its peers and its benchmark index. Our time-tested investment strategy has led to strong longer-term results as well. For the one-, three-, five- and 10-year periods ended June 30, 1999, the Fund consistently ranked in the top twenty-five percent of its peer group.

The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. As always, we thank you for choosing Colonial High Yield Securities Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    August 12, 1999


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return for the Lipper High Current Yield Fund category was 3.57% for the six months ended June 30, 1999. The Fund's Class A shares were ranked in the second quartile (100 out of 340 funds) for the six-month period, in the first quartile (58 out of 290 funds) for the one-year period, in the first quartile (22 out of 161 funds) for the three-year period, in the first quartile (20 out of 100 funds) for the five-year period, and in the first quartile (11 out of 55 funds) for the 10-year period. Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

--------------------------------------------------------------------------------
         HIGHLIGHTS
--------------------------------------------------------------------------------

>        UNFAVORABLE BACKDROP FOR BONDS.

         During the period, much stronger-than-expected U.S. economic growth and inflationary fears created a negative backdrop for bonds. As bond yields moved higher in response to rising interest rates, bond prices generally declined.

>        HIGH-YIELD BONDS PROVED MORE RESILIENT THAN OTHER TYPES OF BONDS.

         The comparatively high levels of income provided by high-yield bonds helped "cushion" them against price declines. In addition, economic strength translated into strong revenues for high-yield companies.

>        CABLE AND TELECOM BOOSTED HIGH-YIELD MARKET AND FUND PERFORMANCE.

         After falling to depressed levels last fall, high-yield securities issued by cable and telecommunications companies were among the market's and the Fund's best performers during the first six months of 1999. Performance in those sectors as well as others helped the Fund substantially outpace its peer group.

>        FUND OUTPERFORMED INDEX AND PEERS.

         The Fund's Class A shares returned 4.23%, outperforming the CS First Boston Global High Yield Index, which posted a return of 2.82%, and the Lipper High Current Yield fund category average which returned 3.57%.

                       COLONIAL HIGH YIELD SECURITIES FUND
                           OUTPERFORMS INDEX AND PEERS
                               12/31/98 - 6/30/99

        Colonial High Yield Securities Fund, Class A           4.23%
        CS First Boston Global High Yield Index                2.82%
        Lipper High Current Yield Fund Category Average        3.57%

The CS First Boston Global High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

               CHANGE IN NET ASSET VALUE PER SHARE

                                   12/31/98          6/30/99
               Class A               $6.76             $6.72
               ----------------------------------------------
               Class B               $6.76             $6.72
               ----------------------------------------------
               Class C               $6.76             $6.72
               ----------------------------------------------
               Class Z               N/A               $6.72
               ----------------------------------------------

               SIX-MONTH DISTRIBUTIONS AS OF 6/30/99

               Class A                                $0.323
               ----------------------------------------------
               Class B                                $0.296
               ----------------------------------------------
               Class C                                $0.301
               ----------------------------------------------
               Class Z(1)                             $0.312
               ----------------------------------------------

               SEC YIELDS ON 6/30/99(2)

               Class A                                 9.36%
               ----------------------------------------------
               Class B                                 9.07%
               ----------------------------------------------
               Class C                                 9.22%
               ----------------------------------------------
               Class Z                                10.11%
               ----------------------------------------------

(1) Distributions for Class Z shares are for the period 1/8/99 through 6/30/99.

(2) SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the yield would have been 9.07% for class C shares.

SEMIANNUAL REPORT: COLONIAL HIGH YIELD SECURITIES FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

CHANGE IN TOP FIVE SECTOR BREAKDOWNS 6/30/99 VS. 12/31/98

                                             Fund as of         Fund as of
                                               6/30/99           12/31/98
MANUFACTURING                                   16.4%             18.6%
TELECOMMUNICATIONS                              14.5%             15.7%
CABLE                                           11.5%              8.3%
TRANS, ELEC, GAS & SANITATION SVCS               7.2%              9.4%
MINING & ENERGY                                  7.2%              5.3%

Sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same sector breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

SOLD
-------------------------------------------------------------------------------

NTL INC.
PATHMARK STORES
We pared our holdings in NTL as it moved closer toward investment-grade credit quality. We also reduced our holdings in Pathmark after its acquisition by a higher-quality company and searched for more attractive values in other sectors.

FUND GENERATED POSITIVE RETURNS AND SIGNIFICANTLY OUTPACED PEERS

Despite an unfavorable interest rate environment, Colonial High Yield Securities Fund posted positive returns. For the six-month period ended June 30, 1999, the Fund's Class A shares generated a total return of 4.23% without a sales charge. This compared favorably with the Fund's Lipper peer group average, which had a total return of 3.57%.

We attribute this performance to good security selection, which allowed us to benefit from some of the market's biggest gainers as well as avoid some of its biggest disappointments. A major contributor to the Fund's good performance was Pathmark Stores (1.6% of net assets), the supermarket chain serving metropolitan New York and New Jersey. Pathmark has a valuable franchise in its strategic store locations and has continued to generate strong cash flow. When Pathmark was purchased by U.K.-based Ahold, its credit quality and access to capital improved. As a result, it became a higher quality company and its bonds appreciated.

CABLE AND TELECOM SECTORS PROVIDED ATTRACTIVE GAINS

We maintained significant holdings in well-managed cable, broadcast and media companies (21.7% of net assets) which generally performed well during the period. For example, a U.K. cable company, NTL Inc. (3.8% of net assets) posted strong gains. The company reported continued rapid growth in the number of subscribers to its cable television and telephone services, and it plans to roll out Internet access services across the country. Long-time holding Echostar (2.5% of net assets) also added subscribers to its direct broadcasting service at an enviable rate. On the telecommunications side, Nextel Communications (3.5% of net assets) also benefited from strong subscriber growth.

As was the case with NTL, several of our holdings enjoyed appreciation in response to improving credit quality. In cases where appreciation resulted in below-average yields, we pared back in search of more attractive values elsewhere. Those sales help explain why the Fund's stake in cable, broadcasting and media stocks declined at the end of the period.

COMMODITY-BASED COMPANIES IMPROVED

The strength of the U.S. economy, coupled with improvement in many troubled foreign economies, helped set the stage for better-performing paper and other select commodity-related companies. Containerboard producer Gaylord (1.2% of net assets), for instance, gathered steam when it increased its prices. Conversely, as oil prices rose in the spring, the Fund's holdings in oil companies generally proved to be a disappointment during the six-month period.

POSITIVE OUTLOOK FOR HIGH-YIELD MARKET

We have a reasonably favorable outlook for the high-yield bond market. Although we expect the Federal Reserve to hike short-term interest rates later this year, we don't believe it will be enough to derail the high-yield market's progress. Barring more interest rate hikes or a significant stock market correction, we believe that relatively low interest rates and inflation, coupled with slow but steady economic growth, will continue to favor high-yield bonds. Looking ahead, we expect to be as selective as ever, generally avoiding less liquid securities that could experience trouble if the market reverses course. As always, we'll continue to focus on searching for the market's next winners.

/s/ Scott Richards               /s/ Carl C. Ericson

Scott Richards, senior vice president of the Advisor, is lead manager of Colonial High Yield Securities Fund. Carl Ericson, senior vice president and director of Colonial's taxable fixed-income department, is co-manager of the Fund.

-------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Share Class                 A                      B                         C                     Z
Inception               3/31/80                  6/8/92                   1/15/96                1/8/99
--------------------------------------------------------------------------------------------------------
                    With      Without        With       Without        With       Without         With
                   Sales       Sales        Sales        Sales        Sales        Sales          Sales
                   Charge      Charge       Charge       Charge       Charge       Charge        Charge
-------------------------------------------------------------------------------------------------------
6 months           4.23%       (0.72)%       3.82%       (1.15)%       3.90%        2.91%         4.36%
-------------------------------------------------------------------------------------------------------
1 year             1.62        (3.21)        0.84        (3.78)        0.99         0.07          1.74
-------------------------------------------------------------------------------------------------------
5 years            9.87         8.80         9.05         8.76         9.36         9.36          9.89
-------------------------------------------------------------------------------------------------------
10 years          10.49         9.95         9.91         9.91        10.23        10.23         10.50
-------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1%
for one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of
Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C, and Z share (newer class shares) performance information includes returns of the Fund's
Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule
12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class B and C shares would have been lower, and Class Z shares would have been higher.

HELD
--------------------------------------------------------------------------------

GAYLORD CONTAINER CORP. (1.2% OF NET ASSETS)

We maintained our holdings in Gaylord Container Corp., which has benefited from the rebound in containerboard prices due to improving economic conditions.

               TOP 10 HOLDINGS AS OF 6/30/99

               NTL                                        3.8%
               -----------------------------------------------
               CSC Holding                                3.7%
               -----------------------------------------------
               Nextel Communications                      3.5%
               -----------------------------------------------
               Echostar Communications                    2.5%
               -----------------------------------------------
               US Air                                     2.1%
               -----------------------------------------------
               Adelphia Communications                    1.7%
               -----------------------------------------------
               Loral Space & Comm.                        1.7%
               -----------------------------------------------
               Pathmark Stores                            1.6%
               -----------------------------------------------
               Charter
               Communications Hld.                        1.3%
               -----------------------------------------------
               Verio Inc.                                 1.3%
               -----------------------------------------------

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

INVESTMENT PORTFOLIO
June 30, 1999 (Unaudited)
(In thousands)

BONDS & NOTES - 86.1%                                    PAR          VALUE
-------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 86.0%
-------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
BUILDING CONSTRUCTION
Atrium Companies Inc.,
  10.500% 05/01/09 (a)                                 $ 1,500       $    1,470
Falcon Building Products Inc.,
  stepped coupon (10.500% 06/15/02)
  (b) 06/15/07                                          12,000            8,100
                                                                     ----------
                                                                          9,570
                                                                     ----------

-------------------------------------------------------------------------------
MANUFACTURING - 29.7%
CHEMICALS & ALLIED PRODUCTS - 4.1%
ClimaChem Inc.,
  10.750% 12/01/07                                       2,000            1,875
Huntsman Corp.,
  9.500% 07/01/07 (a)                                    5,250            4,988
Hydrochem Industrial Services Inc.,
  10.375% 08/01/07                                       4,225            3,802
Lyondell Chemical Co.,
  10.875% 05/01/09 (a)                                   4,500            4,635
PCI Chemicals Canada Inc.,
  9.250% 10/15/07                                        4,000            3,280
Sterling Chemicals Inc.,
  11.750% 08/15/06                                      12,000            9,240
Texas Petrochemical Corp.,
  11.125% 07/01/06                                      11,500           10,235
Trans Resources Inc.:
  stepped coupon (12.000% 03/01/03)
  (b) 03/15/08                                          10,000            9,650
  10.750% 03/15/08                                       7,000            3,517
                                                                     ----------
                                                                         51,222
                                                                     ----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.6%
Amphenol Corp.,
  9.875% 05/15/07                                        7,000            7,140
Condor Systems Inc.,
  11.875% 05/01/09 (a)                                   4,000            3,880
Intergrated Circuits Systems Inc.,
  11.500% 05/15/09 (a)                                   4,750            4,738
TransDigm Inc.,
  10.375% 12/01/08                                       4,250            4,207
                                                                     ----------
                                                                         19,965
                                                                     ----------
FABRICATED METAL - 0.3%
Earle M. Jorgensen & Co.,
  9.500% 04/01/05                                        4,500            4,219
                                                                     ----------
FOOD & KINDRED PRODUCTS - 1.4%
Chattem Inc.,
  8.875% 04/01/08                                        9,750            9,360
New World Pasta Co.,
  9.250% 02/15/09 (a)                                    2,000            1,940
Pilgrim's Pride Corp.,
  10.875% 08/01/03                                       1,600            1,640
Purina Mills Inc.,
  9.000% 03/15/10                                        5,500            4,235
                                                                     ----------
                                                                         17,175
                                                                     ----------
FURNITURE & FIXTURES - 0.2%
Juno Lighting Inc.,
  11.875% 07/01/09 (a)                                   3,000            3,037
                                                                     ----------
MACHINERY & COMPUTER EQUIPMENT - 1.5%
IMO Industries Inc.,
  11.750% 05/01/06                                       8,530            8,615
Numatics Inc.,
  9.625% 04/01/08                                        8,435            7,465
Tritel PCS Inc.,
  stepped coupon (12.750% 05/11/04)
  (b) 05/15/09 (a)                                       5,500            2,997
                                                                     ----------
                                                                         19,077
                                                                     ----------
MEASURING & ANALYZING INSTRUMENTS - 0.6%
Envirosource Inc.,
  9.750% 06/15/03                                       12,501            7,875
                                                                     ----------
MISCELLANEOUS MANUFACTURING - 6.5%
Amscan Holdings Inc.,
  9.875% 12/15/07                                        7,000            5,775
Compass Aerospace Corp.,
  10.125% 04/15/05 (a)                                   3,000            2,730
Delco Remy International Inc.,
  10.625% 08/01/06                                      12,000           12,240
Eagle-Picher Industries Inc.,
  9.375% 03/01/08                                        8,000            7,600
ISG Resources Inc.,
  10.000% 04/15/08                                       4,500            4,613
Koppers Industries Inc.,
  9.875% 12/01/07                                        9,175            8,946
Moll Industries Inc.,
  10.500% 07/01/08                                       4,000            3,560
Newcor Inc.,
  9.875% 03/01/08                                        5,000            4,425
Pentacon Inc.,
  12.250% 04/01/09                                       4,000            3,950
Special Devices Inc.,
  11.375% 12/15/08 (a)                                   4,000            3,800
Syratech Corp.,
  11.000% 04/15/07                                       4,000            2,560
Terex Corp.,
  8.875% 04/01/08 (a)                                    3,750            3,488
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                       13,000           11,440
Tokheim Corp.,
  11.375% 08/01/08 (a)                                   5,000            4,750
Werner Holding Co.,
  10.000% 11/15/07                                       2,000            1,975
                                                                     ----------
                                                                         81,852
                                                                     ----------
PAPER PRODUCTS - 3.4%
Gaylord Container Corp.:
  9.375% 06/15/07                                        9,600            9,144
  9.750% 06/15/07                                        6,000            5,580
Repap New Brunswick Inc.,
  10.625% 04/15/05                                      15,000           12,037
Riverwood International Corp.,
  10.875% 04/01/08                                      16,000           15,560
                                                                     ----------
                                                                         42,321
                                                                     ----------
PRIMARY METAL - 4.7%
Algoma Steel Inc.,
  12.375% 07/15/05                                       5,000            4,900
Ivaco Inc.,
  11.500% 09/15/05                                       7,500            7,734
Kaiser Aluminum & Chemical Corp.:
  10.875% 10/15/06                                      10,000           10,400
  10.875% 10/15/06                                         500              520
Keystone Consolidated Industries Inc.:
  9.625% 08/01/07                                        8,300            8,051
National Steel Corp.,
  9.875% 03/01/09                                        3,500            3,570
Northwestern Steel and Wire Co.,
  9.500% 06/15/01                                        3,000            2,040
Renco Metals Inc.,
  11.500% 07/01/03                                       3,000            3,045
WCI Steel Inc.,
  10.000% 12/01/04                                       8,000            8,140
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07                                       11,000           10,532
                                                                     ----------
                                                                         58,932
                                                                     ----------
PRINTING & PUBLISHING - 1.1%
American Lawyer Media Inc.:
  stepped coupon (12.250% 12/15/02)
  (b) 12/15/08                                           2,000            1,305
  9.750% 12/15/07                                       13,000           13,000
                                                                     ----------
                                                                         14,305
                                                                     ----------
RUBBER & PLASTIC - 0.6%
Burke Industries Inc.
  10.000% 08/15/07                                      10,115            7,738
                                                                     ----------
STONE, CLAY, GLASS & CONCRETE - 0.2%
Anchor Glass Container Corp.,
  11.250% 04/01/05                                       2,250            2,312
                                                                     ----------
TEXTILE MILL PRODUCTS - 0.8%
Collins & Aikman Products Co.,
  10.000% 01/15/07                                       9,950            9,950
                                                                     ----------
TRANSPORTATION EQUIPMENT - 2.7%
Johnstown America Industries Inc.,
  11.750% 08/15/05                                      12,000           12,660
LDM Technologies Inc.,
  10.750% 01/15/07                                      12,000           11,880
Venture Holdings Trust, Series B,
  9.500% 07/01/05                                       10,000            9,450
                                                                     ----------
                                                                         33,990
                                                                     ----------
-------------------------------------------------------------------------------
MINING & ENERGY - 7.2%
COAL MINING - 0.8%
AEI Resources Inc.,
  10.500% 12/15/05 (a)                                  10,000            9,925
                                                                     ----------
CRUDE PETROLEUM & NATURAL GAS - 0.1%
TransAmerican Energy Corp.,
  11.500% 06/15/02 (c)                                   5,975              687
                                                                     ----------
METAL MINING - 1.0%
JL French Automotive Castings Inc.,
  11.500% 06/01/09 (a)                                   4,000            4,080
Metallurg Inc.,
  11.000% 12/01/07                                       8,700            8,352
                                                                     ----------
                                                                         12,432
                                                                     ----------
OIL & GAS EXTRACTION - 3.7%
Belden & Blake Corp.,
  9.875% 06/15/07                                        8,750            6,584
HS Resources Inc.,
  9.250% 11/15/06                                       11,500           11,327
Magnum Hunter Resources Inc.,
  10.000% 06/01/07                                      12,450           11,703
Mariner Energy Inc.,
  10.500% 08/01/06                                       9,000            8,325
Petsec Energy Inc.,
  9.500% 06/15/07                                        6,825            3,617
Vintage Petroleum,
  9.750% 06/30/09 (a)                                    5,000            5,125
                                                                     ----------
                                                                         46,681
                                                                     ----------
OIL & GAS FIELD SERVICES - 1.6%
Chile Offshore Corp.,
  10.000% 05/01/08                                       8,000            6,800
Pool Energy Services Co.,
  8.625% 04/01/08                                        7,000            6,930
RBF Finance Co.,
  11.000% 03/15/06 (a)                                   4,000            4,080
Western Gas Resources,
  10.000% 06/15/09 (a)                                   2,250            2,292
                                                                     ----------
                                                                         20,102
                                                                     ----------
-------------------------------------------------------------------------------
RETAIL TRADE - 2.8%
FOOD STORES
Pathmark Stores Inc.:
  stepped coupon (10.750% 11/01/99)
  (b) 11/01/03                                          10,000           10,150
  9.625% 05/01/03                                       10,000            9,850
Richmont Marketing Specialists Inc.,
  10.125% 12/15/07 (a)                                   8,275            6,951
Star Markets Co.,
  13.000% 11/01/04                                       7,825            8,480
                                                                     ----------
                                                                         35,431
                                                                     ----------
-------------------------------------------------------------------------------
SERVICES - 6.5%
AMUSEMENT & RECREATION - 4.1%
Boyd Gaming Corp.,
  9.500% 07/15/07                                        5,000            4,975
Coast Hotels & Casinos Inc.,
  9.500% 04/01/09 (a)                                   10,000            9,700
Hollywood Casino Corp.,
  11.250% 05/01/07 (a)                                   7,500            7,500
Hollywood Park Inc.,
  9.250% 02/15/07                                        4,000            3,940
Horseshoe Gaming, LLC,
  9.375% 06/15/07                                        9,000            9,157
Lady Luck Gaming Corp.,
  11.875% 03/01/01                                       5,000            5,081
Mohegan Tribal Gaming,
  8.750% 01/01/09                                        2,000            1,987
Regal Cinemas Inc.,
  9.500% 06/01/08                                       10,000            9,400
                                                                     ----------
                                                                         51,740
                                                                     ----------
BUSINESS SERVICES - 0.5%
PSINet Inc.,
  11.500% 11/01/08                                       4,500            4,725
                                                                     ----------
HEALTH SERVICES - 0.4%
Hanger Orthopedic Group,
  11.250% 06/15/09 (a)                                   5,450            5,532
                                                                     ----------
HOTELS, CAMPS & LODGING - 0.7%
CapRock Communications Corp.,
  11.500% 05/01/09 (a)                                   9,000            9,090
                                                                     ----------
OTHER SERVICES - 0.8%
Intertek Finance, PLC,
  10.250% 11/01/06 (d)                                  10,125            9,771
                                                                     ----------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATON, ELECTRIC,
GAS & SANITARY SERVICES - 39.0%
AIR TRANSPORTATION - 2.3%
Trans World Airlines Inc.,
  11.375% 03/01/06                                       5,000            3,012
U.S. Air Inc.,
  10.375% 03/01/13                                      24,154           25,724
                                                                     ----------
                                                                         28,736
                                                                     ----------
BROADCASTING - 3.6%
Allbritton Communications Co.,
  9.750% 11/30/07                                       12,000           12,270
Fox Family Worldwide Inc.,
  9.250% 11/01/07                                       12,000           11,190
Lin Holding Corp.,
  stepped coupon (10.000% 03/01/03)
  (b) 03/01/08                                          15,000            9,937
SFX Broadcasting Inc.,
  10.750% 05/15/06                                       4,543            4,816
Sinclair Broadcast Group Inc.:
  9.000% 07/15/07                                        3,000            2,948
  10.000% 09/30/05                                       4,055            4,136
                                                                     ----------
                                                                         45,297
                                                                     ----------
CABLE - 11.5%
Adelphia Communications Corp.,
  9.875% 03/01/07                                       11,000           11,495
Avalon Cable Holdings LLC:
  stepped coupon (11.875% 12/01/03)
  (b) 12/01/08                                           6,000            3,990
  9.375% 12/01/08                                       10,000           10,200
Century Communications Corp., (e) 01/15/08               3,000            1,335
Charter Communications Holding LLC,
  stepped coupon (9.200% 04/02/04)
  (b) 04/01/11                                          26,500           16,430
Classic Cable Inc.,
  9.875% 08/01/08 (a)                                    8,750            9,100
Comcast UK Cable Partners Ltd.,
  stepped coupon (11.200% 11/15/00)
  (b) 11/15/07                                          14,000           12,530
Diamond Cable Communications, PLC,
  stepped coupon (10.750% 02/15/02)
  (b) 02/15/07 (d)                                      13,000           10,140
Echostar Communications Corp.,
  9.250% 02/01/06 (a)                                   16,000           16,320
FrontierVision Holdings, LP,
  stepped coupon (11.875% 09/15/01)
  (b) 09/15/07                                          13,000           11,245
International CableTel Inc.,
  stepped coupon (12.750% 04/15/00)
  (b) 02/01/06                                          13,000           11,343
Northland Cable Television Inc.,
  10.250% 11/15/07                                      10,325           10,790
Shop At Home Inc.,
  11.000% 04/01/05                                       3,750            3,750
Telewest Communication PLC:
  stepped coupon (11.000% 10/01/00)
  (b) 10/01/07 (a)                                      15,000           13,388
  (d) 04/15/09                                           3,000            1,980
                                                                     ----------
                                                                        144,036
                                                                     ----------
COMMUNICATIONS - 4.5%
Call-Net Enterprises Inc.,
  stepped coupon (10.800% 05/15/04)
  (b) 05/15/09                                          14,500            7,975
Centennial Cellular Corp.,
  10.750% 12/15/08 (a)                                   7,000            7,263
Diamond Holdings, PLC,
  9.125% 02/01/08 (d)                                    8,000            8,120
Microcell Telecommunications Inc.,
  stepped coupon (14.000% 12/01/01)
  (b) 06/01/06                                           7,000            5,688
Nextlink Communications Inc.,
  10.750% 06/01/09                                       5,450            5,600
OnePoint Communications Corp.,
  14.500% 06/01/08 (a)                                   4,000            2,160
Orbital Imaging Corp.,
  11.625% 03/01/05 (a)                                   4,000            3,840
Spectrasite Holdings Inc.,
  stepped coupon (11.250% 04/15/04)
  (b) 04/15/09 (a)                                      10,300            5,871
Time Warner Telecom, LLC,
  9.750% 07/15/08                                        9,000            9,270
                                                                     ----------
                                                                         55,787
                                                                     ----------
ELECTRIC SERVICES - 0.4%
AES Corp.,
  9.500% 06/01/09                                        4,750            4,893
                                                                     ----------
MOTOR FREIGHT & WAREHOUSING - 0.4%
MTL Inc.,
  10.000% 06/15/06                                       5,000            4,950
                                                                     ----------
TELECOMMUNICATION - 15.1%
Arch Communication Group Inc.,
  12.750% 07/01/07                                       4,000            3,420
Arch Escrow Corp.,
  13.750% 04/15/08 (a)                                   4,000            3,600
Carrier1 International S.A.,
  13.250% 02/15/09 (a)                                   6,000            6,090
Clearnet Communications Inc.,
  stepped coupon (14.750% 12/15/00)
  (b) 12/15/05                                           8,000            7,280
Crown Castle International Corp.:
  stepped coupon (10.375% 11/15/00)
  (b) 05/15/11                                           5,000            2,931
  stepped coupon (10.625% 11/15/00)
  (b) 11/15/07                                           5,000            3,500
Hyperion Telecommunications Inc.,
  stepped coupon (13.000% 04/15/01)
  (b) 04/15/03 (a)                                      10,000            8,350
Intermedia Communications Inc.,
  8.500% 01/15/08 (a)                                    4,000            3,690
KMC Telecom Holdings Inc.,
  13.500% 05/15/09 (a)                                   3,000            3,000
Loral Space & Communications Ltd.:
  9.500% 01/15/06                                       10,000            8,750
  11.250% 01/15/07                                      14,450           12,716
McLeodUSA Inc.,
  8.375% 03/15/08                                        7,000            6,598
MetroNet Communications Corp.,
  12.000% 08/15/07 (a)                                   1,250            1,441
Metrocall Inc.:
  9.750% 11/01/07 (a)                                    7,000            5,180
  11.000% 09/15/08                                       9,000            7,065
Metromedia Fiber Network Inc.,
  10.000% 11/15/08 (a)                                  10,000           10,275
NTL Inc.:
  10.000% 02/15/07 (a)                                   3,000            3,098
  11.500% 10/01/08                                       1,750            1,929
Nextel Communications Inc.,
  stepped coupon (9.750% 10/31/02)
  (b) 10/31/07                                          21,575           15,156
Nextel International Inc.,
  stepped coupon (9.750% 10/31/02)
  (b) 10/31/07                                           5,000            2,519
Ono Finance PLC,
  13.000% 05/01/09 (a) (d)                               8,000            8,240
Price Communications Wireless Inc.,
  9.125% 12/15/06                                        2,250            2,340
RCN Corp.,
  stepped coupon (11.125% 10/15/02)
  (b) 10/15/07                                           9,750            6,533
RSL Communications PLC:
  9.125% 03/01/08 (d)                                    3,000            2,753
  10.500% 11/15/08 (d)                                   2,500            2,456
  12.000% 11/01/08 (d)                                   2,500            2,612
Rhythms NetConnections Inc.,
  12.750% 04/15/09                                       4,000            3,760
Rogers Cantel Inc.,
  9.750% 06/01/16                                       10,000           10,875
Telecorp PCS Inc.,
  stepped coupon (11.625% 04/15/04)
  (b) 04/15/09 (a)                                      12,500            6,938
Verio Inc.,
  11.250% 12/01/08                                      15,071           15,787
Viatel Inc.,
  11.500% 03/15/09 (a)                                   4,000            4,120
WinStar Equipment Corp.,
  12.500% 03/15/04                                       5,000            5,250
                                                                     ----------
                                                                        188,252
                                                                     ----------
DURABLE GOODS - 0.2%
Holmes Products Corp.,
  9.875% 11/15/07                                        2,000            1,950
                                                                     ----------
NONDURABLE GOODS - 1.0%
Revlon Consumer Products Corp.,
  9.000% 11/01/06                                       12,000           11,880
                                                                     ----------
TOTAL CORPORATE FIXED INCOME
  BONDS & NOTES (cost of $1,135,895)                                  1,075,437
                                                                     ----------

CONVERTIBLE CORPORATE BONDS - 0.1%
-------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
OIL & GAS EXTRACTION
Northern Offshore ASA,
  10.000% 05/15/05 (f)
  (cost of $3,000)                                       3,000            1,650
                                                                     ----------

TOTAL BONDS & NOTES
  (cost of $1,138,895)                                                1,077,087
                                                                     ----------

PREFERRED STOCKS - 7.7%                                SHARES
-------------------------------------------------------------------------------
RETAIL TRADE - 0.2%
FOOD STORES
Supermarkets General Holdings,
  3.250%                                                    69            2,603
                                                                     ----------
-------------------------------------------------------------------------------
SERVICES - 0.4%
OTHER SERVICES
Packaging Corp. of America, PIK,
  12.375%                                                   40            4,240
                                                                     ----------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 7.1%
BROADCASTING - 0.3%
PriMedia Inc.:
  9.200%                                                    26            2,574
  10.000%                                                   15            1,534
                                                                     ----------
                                                                          4,108
                                                                     ----------
CABLE - 4.6%
Adelphia Communications Corp.                               90           10,260
CSC Holdings Ltd., PIK:
  11.125%                                                   66            7,170
  11.750%                                                  364           39,508
                                                                     ----------
                                                                         56,938
                                                                     ----------
TELECOMMUNICATION - 2.2%
Global Crossing Ltd., PIK,
  10.500%                                                   15            1,592
Nextel Communications Inc., PIK:
  11.125%                                                    6            6,801
  13.000%                                                   19           19,293
                                                                     ----------
                                                                         27,686
                                                                     ----------
TOTAL PREFERRED STOCKS (cost of $95,895)                                 95,575
                                                                     ----------
COMMON STOCKS - 2.7%
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS
Host Marriott Corp.                                          8       $       97
                                                                     ----------
-------------------------------------------------------------------------------
MANUFACTURING - 1.3%
CHEMICALS & ALLIED PRODUCTS - 0.0%
Crompton & Knowles Corp.                                    14              278
                                                                     ----------
COMMUNICATIONS EQUIPMENT - 1.2%
EchoStar Communications Corp., Class A (g)                 100           15,344
                                                                     ----------
FOOD & KINDRED PRODUCTS - 0.1%
Darling International Inc. (g)                              52              101
Dr. Pepper Bottling Company of Texas,
  Series A (g)                                              40            1,200
                                                                     ----------
                                                                          1,301
                                                                     ----------
-------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
CRUDE PETROLEUM & NATURAL GAS - 0.0%
Coho Energy Inc. (g)                                        30               15
                                                                     ----------
OIL & GAS EXTRACTION - 0.1%
Gulf Canada Resources, Ltd.                                150              628
Pioneer Natural Resources Co.                                7               77
                                                                     ----------
                                                                            705
                                                                     ----------
OIL & GAS FIELD SERVICES - 0.0%
Parker Drilling Company (g)                                100              331
                                                                     ----------
-------------------------------------------------------------------------------
RETAIL TRADE - 0.0%
MISCELLANEOUS RETAIL
Macleod-Stedman Inc. (g) (h)                               425                4
                                                                     ----------
-------------------------------------------------------------------------------
SERVICES - 0.1%
BUSINESS SERVICES - 0.0%
Iron Mountain Inc. (g)                                       1               32
                                                                     ----------
HOTELS, CAMPS & LODGING - 0.1%
Crestline Capital Corp. (g)                                  1               13
Isle of Capri Casinos Inc. (g)                             150            1,031
Loral Space & Communications Ltd.                           12              114
                                                                     ----------
                                                                          1,158
                                                                     ----------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.1%
ELECTRIC SERVICES - 0.0%
BayCorp Holdings, Ltd. (g)                                 (i)              (i)
                                                                     ----------
LOCAL & SUBURBAN TRANSIT - 0.0%
Greyhound Lines Inc.:
  12.500% Escrow Receipt (g)(h)                              2              (i)
  13.000% Escrow Receipt (g)(h)                              1              (i)
                                                                     ----------
                                                                            (i)
                                                                     ----------
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (g)(h)                           79                1
Sun Carriers Inc. (g)(h)                                   326                3
                                                                     ----------
                                                                              4
                                                                     ----------
TELECOMMUNICATION - 1.1%
Metrocall Inc. (g)                                         100              275
Nextel Communications Inc., Class A (g)                     50            2,509
Price Communications Corp. (g)                             733           10,994
                                                                     ----------
                                                                         13,778
                                                                     ----------
-------------------------------------------------------------------------------
WHOLESALE TRADE - 0.1%
DURABLE GOODS
Associated Materials Inc.                                   50              669
                                                                     ----------
TOTAL COMMON STOCKS (cost of $18,926)                                    33,716
                                                                     ----------

WARRANTS(g) - 0.0%
-------------------------------------------------------------------------------
MANUFACTURING - 0.0%
RUBBER & PLASTIC - 0.0%
BPC Holdings Corp.
  expires 04/15/04 (h)                                       4               70
                                                                     ----------

                                                                     ----------
SERVICES - 0.0%
HEALTH SERVICES - 0.0%
Wright Medical Technology
  expires 06/15/03 (a)                                       1              (i)
                                                                     ----------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Wireless One Inc. expires 10/19/00 (h)                      20              (i)
                                                                     ----------
COMMUNICATION - 0.0%
Onepoint Communications Corp.
  expires 06/01/08 (a)                                       4                4
                                                                     ----------
TELECOMMUNICATION - 0.0%
American Telecasting Inc.
  expires 08/01/00 (h)                                       9              (i)
Intermedia Communication of Florida Inc.
  expires 06/01/00 (a)                                       1               65
MetroNet Communications Corp.
  expires 08/15/07 (a)                                       1              130
                                                                     ----------
                                                                            195
                                                                     ----------
TOTAL WARRANTS (cost of $568)                                               269
                                                                     ----------
TOTAL INVESTMENTS (cost of $1,254,284) (j)                            1,206,647
                                                                     ----------
SHORT-TERM OBLIGATIONS - 1.0%                              PAR
-------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg Ltd., dated
  06/30/99 due 07/ 01/99 at 4.800% collateralized
  by U.S. Treasury bonds and/or notes with various
  maturities to 2027, market value $13,242
  (repurchase proceeds $12,792)                       $ 12,790           12,790
                                                                     ----------

OTHER ASSETS & LIABILITIES, NET - 2.5%                                   31,076
-------------------------------------------------------------------------------
NET ASSETS - 100%                                                    $1,250,513
                                                                     ----------

NOTES TO INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $228,891 or 18.3% of net assets.
(b) Currently zero coupon. Shown parenthetically is the interest to be paid and the date the Fund will begin accruing this rate.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) This is a British security. Par amount is stated in U.S. dollars.
(e) Zero coupon bond.
(f) This is a Norwegian security. Par amount is stated in U.S. dollars.
(g) Non-income producing.
(h) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(i) Rounds to less than one.
(j) Cost for federal income tax purposes is $1,254,721.

               ACRONYM                               NAME
          ------------------                  ------------------
                 PIK                           Payment-In-Kind

See notes to financial statements

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $1,254,284)                          $ 1,206,647
Short-term obligations                                               12,790
                                                                -----------
                                                                  1,219,437
Receivable for:
  Interest                                                           22,194
  Fund shares sold                                                   13,764
  Dividends                                                             589
Other                                                                   305
                                                                -----------
                                                                     36,852
                                                                -----------
  Total assets                                                    1,256,289

LIABILITIES
Payable for:
  Distributions                                                       2,930
  Fund shares repurchased                                             2,840
Accrued:
  Deferred Trustees fees                                                  5
Other                                                                     1
                                                                -----------
  Total liabilities                                                   5,776
                                                                -----------
  Net assets                                                    $ 1,250,513
                                                                -----------

CLASS A
Net asset value & redemption price
  per share ($573,106/85,245)                                   $      6.72(a)
                                                                -----------
Maximum offering price per share
  ($6.72/0.9525)                                                $      7.06(b)
                                                                -----------

CLASS B
Net asset value & offering price per
  share ($628,100/93,421)                                       $      6.72(a)
                                                                -----------

CLASS C
Net asset value & offering price per
  share ($49,127/7,307)                                         $      6.72(a)
                                                                -----------

CLASS Z
Net asset value, offering & redemption
  price per share ($180/27)                                     $      6.72
                                                                -----------

COMPOSITION OF NET ASSETS
Capital paid in                                                 $ 1,314,451
Overdistributed net investment income                                (1,270)
Accumulated net realized loss                                       (15,031)
Net unrealized depreciation                                         (47,637)
                                                                -----------

                                                                $ 1,250,513
                                                                -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 1999 (Unaudited)(a)
(In thousnads)

INVESTMENT INCOME
Interest                                                           $    57,551
Dividends                                                                4,772
                                                                   -----------
    Total investment income                                             62,323
                                                                   -----------

EXPENSES
Management fee                                                     $     3,710
Service fee - Class A, B, C                                              1,546
Distribution fee - Class B                                               2,307
Distribution fee - Class C                                                 157
Transfer agent fee                                                       1,747
Bookkeeping fee                                                            209
Trustees fee                                                                26
Custodian fee                                                                5
Audit fee                                                                   22
Legal fee                                                                    7
Registration fee                                                            52
Reports to shareholders                                                     12
Other                                                                      101
                                                                   -----------
    Total expenses                                                       9,901
Fees waived by the Distributor - Class C                                   (32)
                                                                   -----------
                                                                         9,869
                                                                   -----------
Net investment income                                                   52,454
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain                                                        1,075
Net change in unrealized appreciation/depreciation                      (4,643)
                                                                   -----------
Net loss                                                                (3,568)
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                             $    48,886
                                                                   -----------

See notes to financial statements

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)
                                               (UNAUDITED)
                                             SIX MONTHS ENDED        YEAR ENDED
                                                  JUNE 30,          DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                 1999(a)               1998
--------------------------------------------------------------------------------

OPERATIONS
Net investment income                            $   52,454          $   96,963
Net realized gain                                     1,075              12,058
Net unrealized depreciation                          (4,643)            (84,514)
                                                 ----------          ----------
    Net increase from operations                     48,886              24,507

DISTRIBUTIONS
From net investment income -- Class A               (27,468)            (51,766)
From net investment income -- Class B               (26,614)            (43,090)
From net investment income -- Class C                (1,820)             (2,079)
From net investment income -- Class Z                    (4)               --
                                                 ----------          ----------
                                                     (7,020)            (72,428)
                                                 ----------          ----------
FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                 132,039             217,413
Value of distributions reinvested -- Class A         12,612              24,171
Cost of shares repurchased -- Class A              (136,473)           (236,136)
                                                 ----------          ----------
                                                      8,178               5,448
                                                 ----------          ----------
Receipt for shares sold -- Class B                  143,498             252,839
Value of distributions reinvested -- Class B         12,174              20,530
Cost of shares repurchased -- Class B               (97,714)           (180,415)
                                                 ----------          ----------
                                                     57,958              92,954
                                                 ----------          ----------
Receipt for shares sold -- Class C                   19,726              33,956
Value of distributions reinvested -- Class C          1,146               1,338
Cost of shares repurchased -- Class C                (5,710)            (17,276)
                                                 ----------          ----------
                                                     15,162              18,018
                                                 ----------          ----------
Receipt for shares sold -- Class Z                      190                --
Value of distributions reinvested -- Class Z              4                --
Cost of shares repurchased -- Class Z                   (12)               --
                                                 ----------          ----------
                                                        182                --
                                                 ----------          ----------
    Net increase from fund share transactions        81,480             116,420
                                                 ----------          ----------
    Total increase                                   74,460              43,992

NET ASSETS
Beginning of period                               1,176,053           1,132,061
                                                 ----------          ----------
End of period (net of overdistributed and
  including undistributed net investment
  income of $1,270 and $2,182, respectively)     $1,250,513          $1,176,053
                                                 ==========          ==========
NUMBER OF FUND SHARES
Sold -- Class A                                      19,379              30,889
Issued for distributions reinvested -- Class A        1,857               3,429
Repurchased -- Class A                              (20,049)            (33,301)
                                                 ----------          ----------
                                                      1,187               1,017
                                                 ----------          ----------
Sold -- Class B                                      21,119              36,449
Issued for distributions reinvested -- Class B        1,792               2,916
Repurchased -- Class B                              (14,365)            (25,615)
                                                 ----------          ----------
                                                      8,546              13,750
                                                 ----------          ----------
Sold -- Class C                                       2,903               4,801
Issued for distributions reinvested -- Class C          169                 191
Repurchased -- Class C                                 (841)             (2,404)
                                                 ----------          ----------
                                                      2,231               2,588
                                                 ----------          ----------
Sold -- Class Z                                          28                --
Issued for distributions reinvested -- Class Z            1                --
Repurchased -- Class Z                                   (2)               --
                                                 ----------          ----------
                                                         27                --
                                                 ----------          ----------

(a) Class Z shares were initially offered on January 11, 1999.

See notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial High Yield Securities Fund (the
Fund), a series of Liberty Funds Trust I, formerly Colonial Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective January 11, 1999, the Fund began offering Class Z shares which are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest or dividend payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

          Average Net Assets                     Annual Fee Rate
          ------------------                     ---------------
            First $50 million                          No charge
            Next $950 million                             0.035%
            Next $1 billion                               0.025%
            Next $1 billion                               0.015%
            Over $3 billion                               0.001%

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended June 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $87,914 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $14,959, $842,140 and $13,538 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended June 30, 1999, purchases and sales of investments, other than short-term obligations were $341,286,345 and $270,298,606, respectively.

Unrealized appreciation (depreciation) at June 30, 1999, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                                $ 32,534,163
  Gross unrealized depreciation                                 (80,608,263)
                                                               ------------
      Net unrealized depreciation                              $(48,074,100)
                                                               ============

CAPITAL LOSS CARRYFORWARDS
At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             Year of                       Capital loss
           expiration                      carryforward
           ----------                      ------------
              2003                          $11,710,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 1999.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding
throughout each period are as follows:


                                                                                   (UNAUDITED)
                                                                          SIX MONTHS ENDED JUNE 30, 1999
                                               --------------------------------------------------------------------------------
                                                 CLASS A               CLASS B               CLASS C              CLASS Z(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.760              $  6.760             $  6.760                 $  6.790
                                                   --------              --------             --------                 --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.303                 0.276                0.281(b)                 0.313
Net realized and unrealized loss                     (0.020)               (0.020)              (0.020)                  (0.071)
                                                   --------              --------             --------                 --------
    Total from Investment Operations                  0.283                 0.256                0.261                    0.242
                                                   --------              --------             --------                 --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                           (0.323)               (0.296)              (0.301)                  (0.312)
                                                   --------              --------             --------                 --------
NET ASSET VALUE, END OF PERIOD                     $  6.720              $  6.720             $  6.720                 $  6.720
                                                   --------              --------             --------                 --------
Total return (c)(d)                                   4.23%                 3.82%                3.90%(e)                 4.36%
                                                   --------              --------             --------                 --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                       1.20%                 1.95%                1.80%(b)                 0.96%
Net investment income (f)(g)                          8.87%                 8.12%                8.27%(b)                 9.39%
Portfolio turnover (d)                                  23%                   23%                  23%                      23%
Net assets at end of period (000)                  $573,106              $628,100             $ 49,127                 $    180

(a) Class Z shares were initially offered on January 11, 1999. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                                                                                YEAR ENDED DECEMBER 31, 1998
                                                       --------------------------------------------------------------------
                                                       CLASS A                      CLASS B                      CLASS C
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  7.230                     $  7.230                     $  7.230
                                                         --------                     --------                     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.628                        0.574                        0.585(a)
Net realized and unrealized loss                           (0.474)                      (0.474)                      (0.474)
                                                         --------                     --------                     --------
    Total from Investment Operations                        0.154                        0.100                        0.111
                                                         --------                     --------                     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.624)                      (0.570)                      (0.581)
                                                         --------                     --------                     --------
NET ASSET VALUE, END OF PERIOD                           $  6.760                     $  6.760                     $  6.760
                                                         --------                     --------                     --------
Total return (b)                                            2.12%                        1.36%                        1.51%(c)
                                                         --------                     --------                     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                1.21%                        1.96%                        1.81%(a)
Net investment income (d)                                   8.81%                        8.06%                        8.21%(a)
Portfolio turnover                                            97%                          97%                          97%
Net assets at end of period (000)                        $568,125                     $573,626                     $ 34,302

(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01%.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding
throughout each period are as follows:

                                                                             YEAR ENDED DECEMBER 31
                                                --------------------------------------------------------------------------------
                                                                   1997                                     1996
                                                ---------------------------------------  ---------------------------------------
                                                    CLASS A       CLASS B     CLASS C(a)     CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  6.920      $  6.920     $  6.920      $  6.750      $  6.750     $  6.780(b)
                                                    --------      --------     --------      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.610         0.557        0.562         0.625         0.574        0.554
Net realized and unrealized gain                       0.312         0.312        0.312         0.160         0.160        0.130
                                                    --------      --------     --------      --------      --------     --------
    Total from Investment Operations                   0.922         0.869        0.874         0.785         0.734        0.684
                                                    --------      --------     --------      --------      --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            (0.612)       (0.559)      (0.564)       (0.615)       (0.564)      (0.544)
                                                    --------      --------     --------      --------      --------     --------
NET ASSET VALUE, END OF PERIOD                      $  7.230      $  7.230     $  7.230      $  6.920      $  6.920     $  6.920
                                                    --------      --------     --------      --------      --------     --------
Total return (c)                                      13.87%        13.03%       13.11%        12.21%        11.38%       10.56%(d)
                                                    --------      --------     --------      --------      --------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                           1.20%         1.95%        1.85%         1.20%         1.95%        1.95%(f)
Net investment income (e)                              8.53%         7.78%        7.88%         9.02%         8.27%        8.27%(f)
Portfolio turnover                                      115%          115%         115%          145%          145%         145%
Net assets at end of period (000)                   $600,107      $513,977     $ 17,977      $523,065      $411,124     $  6,054

(a) Class D shares were designated Class C shares on July 1, 1997.
(b) Class C shares were initially offered on January 15, 1996. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) Annualized.

                                                                             YEAR ENDED DECEMBER 31
                                                  -----------------------------------------------------------------------------
                                                             1995                                       1994
                                                   -------------------------------------     ----------------------------------
                                                   CLASS A               CLASS B               CLASS A                 CLASS B
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.300              $  6.300             $  6.950                 $  6.950
                                                   --------              --------             --------                 --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.615                 0.566                0.599                    0.549
Net realized and unrealized gain (loss)               0.452                 0.452               (0.622)                  (0.622)
                                                   --------              --------             --------                 --------
    Total from Investment Operations                  1.067                 1.018               (0.023)                  (0.073)
                                                   --------              --------             --------                 --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                           (0.603)               (0.555)              (0.627)                  (0.577)
In excess of net investment income                   (0.014)               (0.013)                --                       --
                                                   --------              --------             --------                 --------
Total Distributions Declared to Shareholders         (0.617)               (0.568)              (0.627)                  (0.577)
                                                   --------              --------             --------                 --------
NET ASSET VALUE, END OF PERIOD                     $  6.750              $  6.750             $  6.300                 $  6.300
                                                   --------              --------             --------                 --------
Total return (a)                                      17.65%                16.78%               (0.34)%                  (1.09)%
                                                   --------              --------             --------                 --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                               1.21%                 1.96%                1.23%                    1.98%
Net investment income                                  9.14%                 8.39%                9.03%                    8.28%
Portfolio turnover                                       95%                   95%                 123%                     123%
Net assets at end of period (000)                  $466,905              $351,068             $389,791                 $253,438

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

SEMIANNUAL REPORT: COLONIAL HIGH YIELD SECURITIES FUND

--------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

ROBERT J. BIRNBAUM                         WILLIAM E. MAYER
Consultant (formerly Special               Partner, Development Capital, LLC
Counsel, Dechert, Price & Rhoads;          (formerly Dean, College of Business
President and Chief Operating              and Management, University of
Officer, New York Stock Exchange,          Maryland; Dean, Simon Graduate
Inc.; President, American Stock            School of Business, University of
Exchange Inc.)                             Rochester; Chairman and Chief
                                           Executive Officer, CS First Boston
TOM BLEASDALE                              Merchant Bank; and President and
Retired (formerly Chairman of the          Chief Executive Officer, The First
Board and Chief Executive Officer,         Boston Corporation)
Shore Bank & Trust Company)
                                           JAMES L. MOODY, JR.
JOHN V. CARBERRY                           Retired (formerly Chairman of the
Senior Vice President of Liberty           Board, Chief Executive Officer and
Financial Companies, Inc. (formerly        Director Hannaford Bros. Co.)
Managing Director, Salomon
Brothers)                                  JOHN J. NEUHAUSER
                                           Dean, Boston College School of
LORA S. COLLINS                            Management
Attorney (formerly Attorney,
Kramer, Levin, Naftalis & Frankel)         THOMAS E. STITZEL
                                           Professor of Finance, College of
JAMES E. GRINNELL                          Business, Boise State University;
Private Investor (formerly Senior          Business Consultant and Author
Vice President-Operations, The
Rockport Company)                          ROBERT L. SULLIVAN
                                           Retired Partner, KPMG LLP (formerly
RICHARD W. LOWRY                           Management Consultant, Saatchi and
Private Investor (formerly Chairman        Saatchi Consulting Ltd. and
and Chief Executive Officer, U.S.          Principal and International
Plywood Corporation)                       Practice Director, Management
                                           Consulting, Peat Marwick Main & Co.)
SALVATORE MACERA
Private Investor (formerly                 ANNE-LEE VERVILLE
Executive Vice President of Itek           Consultant (formerly General
Corp. and President of Itek Optical        Manager, Global Education Industry,
& Electronic Industries, Inc.)             and President, Applications
                                           Solutions Division, IBM
                                           Corporation)
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Yield Securities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Yield Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund, and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
--------------------------------------------------------------------------------
[Graphic Omitted]   Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself
                    with both a traditional value and a more contemporary
                    approach to equity investing.
--------------------------------------------------------------------------------
[Graphic Omitted]   Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality,
                    out-of-favor companies. This risk-averse strategy
                    capitalizes on the potential of these companies to regain
                    market popularity.
--------------------------------------------------------------------------------
[Graphic Omitted]   LAMCO brings institutional money management to individual
                    investors through a disciplined multi-manager investment
                    process that seeks to deliver consistent long-term returns.
--------------------------------------------------------------------------------
[Graphic Omitted]   A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.
--------------------------------------------------------------------------------
[Graphic Omitted]   Stein Roe's growth management style emphasizes companies
                    with the ability to create, maintain and grow earnings in
                    different market environments.
--------------------------------------------------------------------------------
       BOSTON   o   CHICAGO   o   NEW YORK   o   PORTLAND   o   SAN FRANCISCO
--------------------------------------------------------------------------------

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

--------------------------------------------------------------------------------
COLONIAL HIGH YIELD SECURITIES FUND SEMIANNUAL REPORT, JUNE 30, 1999
--------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR Liberty Funds Distributor, Inc. (C)1999
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           Visit us at www.libertyfunds.com

                                                   HY-03/375H-0699 (8/99) 99/973